Share-Based Compensation - Schedule of Assumptions to Estimate the Fair Value of Stock Option Granted (Details)	12 Months Ended
Jan. 31, 2017
June 10, 2016 [Member]
Warrants [Line Items]
Expected volatility	142.00%
Expected dividend yield	0.00%
Expected term	5 years
Risk-free interest rate	0.87%
Forfeiture rate	0.00%
August 11, 2016 [Member]
Warrants [Line Items]
Expected volatility	143.00%
Expected dividend yield	0.00%
Expected term	5 years
Risk-free interest rate	1.30%
Forfeiture rate	0.00%